Financial instruments and risk management - Summary of Remaining Contractually-Agreed Cash Flows Including Interest Payable for Non-Derivative Financial Liabilities on Undiscounted Basis, Footnotes (Detail) - GBP (£)
£ in Millions
	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Other payables	£ 754	£ 654	£ 1,479	£ 1,326
Non-Financial Liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Other payables	754		1,479	1,326
Other Taxation and Social Security and Deferred Income
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Other payables	£ 862		£ 632	£ 2,229